SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2023
SEGMENT REPORTING
Schedule of segment information

	For the year ended December 31, 2023
	Network	Hospital	Total
	RMB	RMB	RMB	US$
Revenues from external customers	218,343	319,059	537,402	75,691
Cost of sales	(206,527)	(407,483)	(614,010)	(86,481)
Gross profit (loss)	11,816	(88,424)	(76,608)	(10,790)

	For the year ended December 31, 2022
	Network	Hospital	Total
	RMB	RMB	RMB
Revenues from external customers	254,442	217,643	472,085
Cost of sales	(225,245)	(399,249)	(624,494)
Gross profit (loss)	29,197	(181,606)	(152,409)

	For the year ended December 31, 2021
	Network	Hospital	Total
	RMB	RMB	RMB
Revenues from external customers	324,458	161,175	485,633
Cost of sales	(253,826)	(288,704)	(542,530)
Gross profit (loss)	70,632	(127,529)	(56,897)

	As at December 31,
	2022	2023	2023
	RMB	RMB	US$
Segment assets
Network	2,048,126	1,769,085	249,170
Hospital	3,956,808	4,284,858	603,510
Total segment assets	6,004,934	6,053,943	852,680

Schedule of total long-lived assets excluding financial instruments, intangible assets, long-term investment and goodwill by country

	As at December 31,
	2022	2023	2023
	RMB	RMB	US$
PRC	3,862,975	4,132,784	582,090
Total long-lived assets	3,862,975	4,132,784	582,090